Inventories	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Inventories
9.	INVENTORIES

Years ended December 31,
	2018	2017
Stockpile	$688	$-
Ore in process	61,612	16,764
Finished metal inventory	4,883	383
Supplies	4,196	4,837
	71,379	21,984
Less: non-current ore in process	7,081	-
Current portion	$64,298	$21,984

The costs of inventories recognized as an expense, including inventory impairment expense (note 7(a)), for the year ended December 31, 2018, was $100,460 (year ended December 31, 2017 - $68,145) and are included in cost of sales as costs of contract mining, crushing and gold recovery costs, change in inventories and depreciation and depletion.